9. RELATED PARTY TRANSACTIONS: Schedule of Related party transactions and balances (Tables)	12 Months Ended
Sep. 30, 2020
Tables/Schedules
Schedule of Related party transactions and balances

		Years ended		Balance due
	Services	September 30, 2020	September 30, 2019	As at September 30, 2020	As at September 30, 2019
Amounts due to:
Jason Weber (a)	Consulting fee and share-based payment	$ 147,000	$ 146,150	$ Nil	$ 7,536
Rob Duncan (c)	Consulting fee	$ 25,000	$ Nil	$ Nil	$ Nil

Pacific Opportunity Capital Ltd. (b)	Accounting, financing and shareholder communication services	$ 228,530	$ 205,860	$ 217,337	$ 318,901
TOTAL:		$ 400,530	$ 352,010	$ 271,337	$ 326,437

(a)During the year ended September 30, 2020, $62,564 was allocated to Horsethief project as project management fee.

(b)The president of Pacific Opportunity Capital Ltd., a private company, is a director of the Company. During the year ended September 30, 2020, $58,303 was allocated to Horsethief project as project management fee.

(c)Rob Duncan was appointed as VP of Exploration on August 1, 2020.